Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Delinquent Participant Contributions

NOTE 6 – Delinquent Participant Contributions

For the year ended December 31, 2025, the Company did not remit certain participant contributions and loan repayments to the Plan on a timely basis as defined by the Department of Labor’s Rules and Regulations for Reporting and Delinquent Participant Contributions Disclosure under ERISA. Untimely remittances identified on the Schedule of Delinquent Participant Contributions totaled $11,181 in 2025. Certain remittances for the years ended December 31, 2024 and 2023 were fully corrected in 2025. See accompanying supplemental Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions for further information.